Financial risk management - Summary Of Fair Value Of The Loan Guarantees (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Direct loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 1,591,042	S/ 1,730,167
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,172,280	1,271,641
Assets obtained	1,146,545	1,353,166
Expected credit loss	685,529	733,542
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,627	5,872
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	932	1,045
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,129,769	1,320,142
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	13,217	26,107
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	281,258	322,464
Assets obtained	415,957	560,010
Expected credit loss	137,875	123,013
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,627	2,936
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	264	1,045
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	399,849	529,922
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	13,217	26,107
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	55,003	85,443
Expected credit loss	40,627	62,173
Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	472,061	514,691
Assets obtained		2,936
Expected credit loss	452,932	494,700
Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		2,936
Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	347,035	325,095
Assets obtained	723,164	782,659
Expected credit loss	46,006	44,321
Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	723,164	782,659
Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	98,703,448	94,181,769
Assets obtained	39,249,070	39,926,751
Net exposure	59,454,378	54,255,018
Expected credit loss	1,890,539	1,839,558
Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	897,279	936,430
Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,844,245	1,874,880
Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	32,359,492	32,369,924
Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4,148,054	4,745,517
Financial assets impaired [member] | Contingent Loans - Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	5,567,722	5,068,694
Assets obtained	3,545,806	3,736,336
Net exposure	2,021,916	1,332,358
Expected credit loss	12,355	14,248
Financial assets impaired [member] | Contingent Loans - Indirect Loans [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	35,735	22,676
Financial assets impaired [member] | Contingent Loans - Indirect Loans [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	161,430	168,173
Financial assets impaired [member] | Contingent Loans - Indirect Loans [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,023,139	2,005,957
Financial assets impaired [member] | Contingent Loans - Indirect Loans [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,325,502	1,539,530
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	93,135,726	89,113,075
Assets obtained	35,703,264	36,190,415
Net exposure	57,432,462	52,922,660
Expected credit loss	1,878,184	1,825,310
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	861,544	913,754
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,682,815	1,706,707
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	30,336,353	30,363,967
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,822,552	3,205,987
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash and due from banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	14,035,949	12,615,226
Net exposure	14,035,949	12,615,226
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	22,897,732	22,770,495
Assets obtained	17,889,482	17,228,085
Net exposure	5,008,250	5,542,410
Expected credit loss	162,789	175,811
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	801,481	878,109
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,682,815	1,706,707
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	12,582,634	11,437,282
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,822,552	3,205,987
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,282,751	2,037,158
Net exposure	2,282,751	2,037,158
Expected credit loss	82,833	87,700
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	15,248,665	15,036,411
Net exposure	15,248,665	15,036,411
Expected credit loss	1,269,584	1,372,856
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	11,400,784	10,571,300
Assets obtained	17,753,719	18,926,685
Net exposure	(6,352,935)	(8,355,385)
Expected credit loss	75,836	93,800
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	17,753,719	18,926,685
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	51,829,932	50,415,364
Assets obtained	35,643,201	36,154,770
Net exposure	16,186,731	14,260,594
Expected credit loss	1,591,042	1,730,167
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	801,481	878,109
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,682,815	1,706,707
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	30,336,353	30,363,967
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,822,552	3,205,987
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	3,883,579	3,784,912
Net exposure	3,883,579	3,784,912
Expected credit loss		53
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	69,749,460	66,815,502
Assets obtained	35,643,201	36,154,770
Net exposure	34,106,259	30,660,732
Expected credit loss	1,591,042	1,730,220
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	801,481	878,109
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,682,815	1,706,707
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	30,336,353	30,363,967
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,822,552	3,205,987
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	21,299,397	20,377,805
Net exposure	21,299,397	20,377,805
Expected credit loss	287,142	95,090
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	21,299,397	20,377,805
Net exposure	21,299,397	20,377,805
Expected credit loss	287,142	95,090
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	108,530	72,746
Assets obtained	60,063	35,645
Net exposure	48,467	37,101
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Trading [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	60,063	35,645
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	12,348	70,455
Net exposure	12,348	70,455
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,965,991	1,776,567
Net exposure	1,965,991	1,776,567
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,086,869	1,919,768
Assets obtained	60,063	35,645
Net exposure	2,026,806	1,884,123
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	60,063	35,645
Financial assets impaired [member] | Financial guarantee contracts [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	5,149,829	4,695,331
Assets obtained	3,507,153	3,643,447
Net exposure	1,642,676	1,051,884
Expected credit loss	11,941	14,005
Financial assets impaired [member] | Financial guarantee contracts [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	35,735	21,981
Financial assets impaired [member] | Financial guarantee contracts [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	122,777	143,731
Financial assets impaired [member] | Financial guarantee contracts [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,023,139	2,005,957
Financial assets impaired [member] | Financial guarantee contracts [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,325,502	1,471,778
Financial assets impaired [member] | Import And Export Letter Of Credit [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	417,893	373,363
Assets obtained	38,653	92,889
Net exposure	379,240	280,474
Expected credit loss	414	243
Financial assets impaired [member] | Import And Export Letter Of Credit [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		695
Financial assets impaired [member] | Import And Export Letter Of Credit [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 38,653	24,442
Financial assets impaired [member] | Import And Export Letter Of Credit [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		S/ 67,752